T. ROWE PRICE China Evolution Equity Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
GREATER CHINA
89.3%
COMMON STOCKS 89.3%
COMMUNICATION SERVICES 5.1%
Interactive Media & Services 2.2%
JOYY, ADR (USD) 23,612 2,174
2,174
Media 2.9%
Focus Media Information Technology, A Shares (CNH) 1,779,680 2,980
2,980
Total Communication Services 5,154
CONSUMER DISCRETIONARY 29.9%
Auto Components 4.7%
Autel Intelligent Technology, A Shares (1) 98,069 997
Fuyao Glass Industry Group, A Shares (CNH) 235,144 2,139
Zhejiang Shuanghuan Driveline, A Shares (1) 1,199,000 1,606
4,742
Automobiles 1.3%
Guangzhou Automobile Group, H Shares (HKD) 1,428,000 1,296
1,296
Diversified Consumer Services 6.5%
Hope Education Group (HKD) 9,632,000 3,289
New Oriental Education & Technology Group, ADR
(USD) (2) 12,325 2,064
TAL Education Group, ADR (USD) (2) 15,855 1,219
6,572
Hotels, Restaurants & Leisure 1.9%
Galaxy Entertainment Group (HKD) 248,000 1,871
Huazhu Group, ADR (USD) 1,571 76
1,947
Household Durables 7.8%
Haier Smart Home, H Shares (HKD) (2) 574,600 2,379
Jason Furniture Hangzhou, A Shares (CNH) 290,051 3,290
JS Global Lifestyle (HKD) 996,500 2,241
7,910
Internet & Direct Marketing Retail 2.2%
Vipshop Holdings, ADR (USD) (2) 83,976 2,303
2,303

T. ROWE PRICE China Evolution Equity Fund

Shares $ Value
(Cost and value in $000s)
Leisure Products 3.9%
Bafang Electric Suzhou, A Shares (CNH) 125,158 4,006
4,006
Textiles, Apparel & Luxury Goods 1.6%
Li Ning (HKD) 256,000 1,595
1,595
Total Consumer Discretionary 30,371
CONSUMER STAPLES 11.2%
Beverages 4.1%
Beijing Shunxin Agriculture, A Shares (CNH) 223,694 2,280
Tsingtao Brewery, H Shares (HKD) 198,000 1,910
4,190
Food & Staples Retailing 2.0%
Yifeng Pharmacy Chain, A Shares (CNH) 127,098 1,991
1,991
Food Products 5.1%
China Feihe (HKD) 890,000 2,654
Inner Mongolia Yili Industrial Group, A Shares (CNH) 197,800 1,348
WH Group (HKD) 1,403,000 1,137
5,139
Total Consumer Staples 11,320
HEALTH CARE 5.7%
Health Care Equipment & Supplies 4.0%
Microport Cardioflow Medtech (HKD) (2) 53,000 83
Qingdao Haier Biomedical, A Shares (1) 150,400 1,833
Shandong Weigao Group Medical Polymer, H Shares
(HKD) 1,124,000 2,099
4,015
Pharmaceuticals 1.7%
Sino Biopharmaceutical (HKD) 1,893,500 1,758
1,758
Total Health Care 5,773
INDUSTRIALS & BUSINESS SERVICES 24.0%
Air Freight & Logistics 0.8%
ZTO Express Cayman, ADR (USD) 25,203 834
834

T. ROWE PRICE China Evolution Equity Fund

Shares $ Value
(Cost and value in $000s)
Building Products 2.9%
Guangdong Kinlong Hardware Products, A Shares
(CNH) 110,053 2,929
2,929
Commercial Services & Supplies 9.0%
Beijing Enterprises Urban Resources Group (HKD) (2) 6,816,000 1,813
Country Garden Services Holdings (HKD) 799,000 6,494
Greentown Service Group (HKD) 752,000 846
9,153
Electrical Equipment 8.8%
Hongfa Technology, A Shares (CNH) 211,701 1,804
NARI Technology, A Shares (CNH) 1,083,247 4,913
Shenzhen Megmeet Electrical, A Shares (CNH) 395,500 2,141
8,858
Machinery 0.1%
Impro Precision Industries (HKD) 268,000 109
109
Marine 2.4%
SITC International Holdings (HKD) 1,072,000 2,457
2,457
Total Industrials & Business Services 24,340
INFORMATION TECHNOLOGY 6.7%
Communications Equipment 1.4%
Zhongji Innolight , A Shares (CNH) 178,944 1,428
1,428
Electronic Equipment, Instruments & Components
0.0%
Taiwan Union Technology (TWD) 11,000 43
43
Semiconductors & Semiconductor Equipment 5.3%
MediaTek (TWD) 81,000 2,530
Silergy (TWD) 12,000 1,119
Win Semiconductors (TWD) 118,000 1,732
5,381
Total Information Technology 6,852

T. ROWE PRICE China Evolution Equity Fund

Shares $ Value
(Cost and value in $000s)
MATERIALS 2.7%
Chemicals 2.7%
Wanhua Chemical Group, A Shares (CNH) 158,876 2,736
Total Materials 2,736
REAL ESTATE 4.0%
Real Estate Management & Development 4.0%
China Resources Land (HKD) 562,000 2,224
China Resources Mixc Lifestyle Services (HKD) (2) 350,830 1,846
Total Real Estate 4,070
Total Greater China (Cost $76,487) 90,616
UNITED STATES
3.1%
COMMON STOCKS 3.1%
HEALTH CARE 3.1%
Health Care Equipment & Supplies 3.1%
STAAR Surgical (2) 30,000 3,078
Total Health Care 3,078
Total United States (Cost $2,295) 3,078
SHORT-TERM INVESTMENTS 9.2%
MONEY MARKET FUNDS 9.2%
T. Rowe Price Government Reserve Fund, 0.07% (3)(4) 9,337,208 9,337
Total Short-Term Investments (Cost $9,337) 9,337
Total Investments in Securities 101.6%
(Cost $88,119) $ 103,031
Other Assets Less Liabilities (1.6)% (1,580)
Net Assets 100.0% $ 101,451
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) China A shares held through the QFII are subject to certain restrictions.
(2) Non-income producing

T. ROWE PRICE China Evolution Equity Fund

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(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE China Evolution Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ —# $ — $ 1+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 2,921  ¤  ¤ $ 9,337^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,337.

T. ROWE PRICE China Evolution Equity Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price China Evolution Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE China Evolution Equity Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE China Evolution Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE China Evolution Equity Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F1228-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,748 $ 81,946 $ — $ 93,694
Short-Term Investments 9,337 — — 9,337
Total $ 21,085 $ 81,946 $ — $ 103,031